UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09102
Name of Fund:
iShares, Inc.
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
3/31/2026
Date of reporting period:
9/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares MSCI Global Energy Producers ETF
FILL | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares MSCI Global Energy Producers ETF (the “Fund”) for the period of September 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Energy Producers ETF	$3(a)	0.39%(b)
(a)	The Fund announced on August 25, 2025 to change its fiscal year end from August 31 to March 31. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$80,540,638
Number of Portfolio Holdings	187
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	58.5%
Oil & Gas Exploration & Production	24.7%
Oil & Gas Refining & Marketing	11.6%
Coal & Consumable Fuels	5.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	52.0%
United Kingdom	11.6%
Canada	10.8%
India	4.8%
France	4.7%
Brazil	2.2%
Australia	2.1%
China	2.0%
Japan	1.6%
Saudi Arabia	1.5%
Other#	6.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Energy Producers ETF
Semi-Annual Shareholder Report — September 30, 2025
FILL-09/25-SAR

(b) Not applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

September 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca

Schedule of Investments (unaudited)
September 30, 2025
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.1%
Beach Energy Ltd.	47,403	$35,827
Boss Energy Ltd. (a)(b)	12,753	17,495
Deep Yellow Ltd.(a)	28,018	36,417
Karoon Energy Ltd.	22,913	24,901
New Hope Corp. Ltd.	14,980	38,842
Paladin Energy Ltd.(a)	9,581	52,923
Paladin Energy Ltd., NVS(a)(b)	2,531	13,603
Santos Ltd.	97,599	433,423
Whitehaven Coal Ltd.	25,211	110,043
Woodside Energy Group Ltd.	57,317	865,542
Yancoal Australia Ltd.	11,710	41,093
		1,670,109
Austria — 0.3%
OMV AG	4,460	238,288
Brazil — 1.2%
Brava Energia(a)	11,023	37,239
Petroleo Brasileiro SA - Petrobras	112,254	712,469
Petroreconcavo SA	4,315	10,224
PRIO SA(a)	25,430	182,187
		942,119
Canada — 10.7%
Advantage Energy Ltd.(a)(b)	5,060	41,485
ARC Resources Ltd.	17,686	322,534
Athabasca Oil Corp.(a)	15,474	74,051
Baytex Energy Corp.	20,344	47,655
Birchcliff Energy Ltd.	8,320	34,256
Cameco Corp.	13,138	1,102,622
Canadian Natural Resources Ltd.	63,147	2,019,143
Cardinal Energy Ltd.(b)	3,802	21,172
Cenovus Energy Inc.	40,981	695,826
Denison Mines Corp.(a)(b)	27,338	75,235
Energy Fuels Inc./Canada(a)(b)	6,789	104,247
Freehold Royalties Ltd.	4,226	41,844
Headwater Exploration Inc.	6,976	37,644
Imperial Oil Ltd.	5,360	486,009
International Petroleum Corp.(a)	2,306	38,475
Kelt Exploration Ltd.(a)	5,168	25,549
MEG Energy Corp.	7,661	154,574
Meren Energy Inc.	12,837	16,972
NexGen Energy Ltd.(a)(b)	16,348	146,365
NuVista Energy Ltd.(a)	4,934	57,009
Ovintiv Inc.	7,855	317,185
Paramount Resources Ltd., Class A	2,366	38,201
Parex Resources Inc.	3,046	39,812
Peyto Exploration & Development Corp.	5,890	76,730
PrairieSky Royalty Ltd.	6,272	116,363
Strathcona Resources Ltd.	1,288	33,345
Suncor Energy Inc.	37,058	1,550,807
Tamarack Valley Energy Ltd.	15,138	65,808
Topaz Energy Corp.	3,699	68,654
Tourmaline Oil Corp.	11,047	476,425
Vermilion Energy Inc.	4,719	36,858
Whitecap Resources Inc.	37,274	284,436
		8,647,291
China — 2.0%
CGN Mining Co. Ltd.(b)	80,000	32,354
China Coal Energy Co. Ltd., Class H	56,000	66,845
China Shenhua Energy Co. Ltd., Class A	12,400	67,032
China Shenhua Energy Co. Ltd., Class H	102,000	486,903
Security	Shares	Value
China (continued)
Guanghui Energy Co. Ltd., Class A	10,600	$7,504
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	4,500	14,269
Inner Mongolia Yitai Coal Co. Ltd., Class B	28,300	54,280
Kinetic Development Group Ltd.	84,000	14,111
PetroChina Co. Ltd., Class A	38,100	43,070
PetroChina Co. Ltd., Class H	636,000	576,575
Shaanxi Coal Industry Co. Ltd., Class A	17,600	49,457
Shanxi Coking Coal Energy Group Co. Ltd., Class A	11,310	11,045
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	6,100	12,186
United Energy Group Ltd.(b)	350,000	23,810
Yankuang Energy Group Co. Ltd., Class A	11,020	20,597
Yankuang Energy Group Co. Ltd., Class H	98,000	128,110
		1,608,148
Finland — 0.3%
Neste OYJ	12,779	234,798
France — 4.7%
Esso SA Francaise	80	9,550
Etablissements Maurel et Prom SA	1,660	9,569
TotalEnergies SE	61,935	3,772,375
		3,791,494
Greece — 0.1%
HELLENiQ ENERGY Holdings SA	2,867	28,375
Motor Oil Hellas Corinth Refineries SA	2,081	62,769
		91,144
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	12,423	100,958
India — 4.8%
Bharat Petroleum Corp. Ltd.	45,353	173,714
Chennai Petroleum Corp. Ltd.	1,582	13,499
Coal India Ltd.	55,938	245,793
Gujarat Mineral Development Corp. Ltd.	2,479	16,720
Hindustan Petroleum Corp. Ltd.	28,878	144,469
Indian Oil Corp. Ltd.	83,841	141,595
Oil & Natural Gas Corp. Ltd.	94,519	254,762
Oil India Ltd.	14,423	67,171
Reliance Industries Ltd.	159,303	2,446,863
Reliance Industries Ltd., GDR(c)	6,116	373,591
		3,878,177
Indonesia — 0.6%
Adaro Andalan Indonesia PT(a)	58,500	26,152
Alamtri Resources Indonesia Tbk PT	277,400	28,161
Bukit Asam Tbk PT	116,200	16,397
Bumi Resources Tbk PT(a)	3,232,300	28,936
Dian Swastatika Sentosa Tbk PT(a)	30,100	191,816
Indo Tambangraya Megah Tbk PT	8,500	11,676
Medco Energi Internasional Tbk PT	237,912	19,550
Petrindo Jaya Kreasi Tbk PT	675,900	65,911
Raharja Energi Cepu PT	24,500	9,037
Sugih Energy Tbk PT(a)(d)	206,700	—
United Tractors Tbk PT	45,400	73,008
		470,644
Israel — 0.2%
Delek Group Ltd.	284	68,684
Equital Ltd.(a)	688	30,278
Oil Refineries Ltd.	72,961	19,693
Paz Retail & Energy Ltd.	268	54,924
Tamar Petroleum Ltd.(c)	1,195	16,399
		189,978

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy — 1.3%
Eni SpA	61,703	$1,079,561
Japan — 1.6%
Cosmo Energy Holdings Co. Ltd.	3,272	78,965
ENEOS Holdings Inc.	81,700	517,423
Idemitsu Kosan Co. Ltd.	23,240	158,998
Inpex Corp.	26,600	478,951
Japan Petroleum Exploration Co. Ltd.	4,900	42,696
		1,277,033
Norway — 1.1%
Aker BP ASA	9,439	239,556
BlueNord ASA	737	33,424
DNO ASA	14,080	21,596
Equinor ASA	23,057	562,270
		856,846
Philippines — 0.0%
Semirara Mining & Power Corp., Class A	22,800	13,790
Poland — 0.5%
ORLEN SA	17,490	416,732
Portugal — 0.3%
Galp Energia SGPS SA	12,464	236,190
Russia — 0.0%
Rosneft Oil Co. PJSC(a)(d)	47,821	6
Saudi Arabia — 1.5%
Saudi Arabian Oil Co.(c)	182,508	1,198,354
South Africa — 0.1%
Exxaro Resources Ltd.	7,303	76,193
Thungela Resources Ltd.	3,967	20,101
		96,294
South Korea — 0.4%
HD Hyundai Co. Ltd.	1,293	143,474
SK Innovation Co. Ltd.	2,025	145,161
S-Oil Corp.	1,333	59,218
		347,853
Spain — 0.8%
Repsol SA	34,766	618,217
Thailand — 0.3%
Bangchak Corp. PCL, NVDR	16,900	16,039
Banpu PCL, NVDR(b)	260,700	36,536
IRPC PCL, NVDR(b)	310,900	10,758
PTT Exploration & Production PCL, NVDR	42,131	150,023
Star Petroleum Refining PCL, NVDR	58,000	8,560
Thai Oil PCL, NVDR	38,400	41,763
		263,679
Turkey — 0.2%
Turkiye Petrol Rafinerileri AS	28,931	129,937
United Arab Emirates — 0.1%
Dana Gas PJSC	160,618	33,234
United Kingdom — 11.5%
BP PLC	478,468	2,747,195
Diversified Energy Co. PLC	1,688	23,587
Energean PLC	4,444	49,547
Harbour Energy PLC	17,270	48,391
Serica Energy PLC	7,233	19,280
Shell PLC	177,762	6,335,614
Security	Shares	Value
United Kingdom (continued)
Yellow Cake PLC(a)(c)	6,403	$49,445
		9,273,059
United States — 51.9%
Antero Resources Corp.(a)	8,930	299,691
APA Corp.	10,852	263,487
BKV Corp.(a)(b)	508	11,750
California Resources Corp.	1,914	101,787
Calumet Inc.(a)(b)	2,060	37,595
Centrus Energy Corp., Class A(a)(b)	489	151,624
Chevron Corp.	59,135	9,183,074
Chord Energy Corp.	1,736	172,506
Civitas Resources Inc.	2,346	76,245
CNX Resources Corp.(a)(b)	4,446	142,806
Comstock Resources Inc.(a)	2,628	52,113
ConocoPhillips	38,083	3,602,271
Core Natural Resources Inc.	1,576	131,565
Coterra Energy Inc.	23,082	545,889
Crescent Energy Co., Class A	5,813	51,852
CVR Energy Inc.	1,028	37,501
Delek U.S. Holdings Inc.	1,857	59,925
Devon Energy Corp.	18,428	646,086
Diamondback Energy Inc.	5,731	820,106
EOG Resources Inc.	16,465	1,846,056
EQT Corp.	17,884	973,426
Expand Energy Corp.	6,830	725,619
Exxon Mobil Corp.	130,007	14,658,289
Granite Ridge Resources Inc.	1,736	9,392
Gulfport Energy Corp.(a)	481	87,051
HF Sinclair Corp.	4,842	253,430
HighPeak Energy Inc.(b)	770	5,444
Kimbell Royalty Partners LP	2,760	37,232
Kosmos Energy Ltd.(a)	13,889	23,056
Magnolia Oil & Gas Corp., Class A	5,388	128,612
Marathon Petroleum Corp.	9,271	1,786,893
Matador Resources Co.	3,554	159,681
Murphy Oil Corp.	4,050	115,061
Northern Oil & Gas Inc.	2,789	69,167
Occidental Petroleum Corp.	22,256	1,051,596
Par Pacific Holdings Inc.(a)	1,606	56,885
PBF Energy Inc., Class A	2,563	77,326
Peabody Energy Corp.	3,736	99,079
Permian Resources Corp., Class A	18,029	230,771
Range Resources Corp.	7,172	269,954
Riley Exploration Permian Inc.	294	7,970
Sable Offshore Corp.(a)(b)	1,637	28,582
SM Energy Co.	3,393	84,723
Talos Energy Inc.(a)	4,052	38,859
Texas Pacific Land Corp.	588	548,980
Uranium Energy Corp.(a)(b)	13,368	178,329
Valero Energy Corp.	9,438	1,606,914
Viper Energy Inc., Class A	5,090	194,540
Vital Energy Inc.(a)	851	14,373
Vitesse Energy Inc.	880	20,442
		41,775,605
Total Common Stocks — 98.7% (Cost: $64,847,826)		79,479,538
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Brazil — 1.0%
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	139,509	$824,642
Total Preferred Stocks — 1.0% (Cost: $464,241)		824,642
Total Long-Term Investments — 99.7% (Cost: $65,312,067)		80,304,180
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(e)(f)(g)	1,118,659	1,119,218
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(e)(f)	340,000	340,000
Total Short-Term Securities — 1.8% (Cost: $1,459,293)		1,459,218
Total Investments — 101.5% (Cost: $66,771,360)		81,763,398
Liabilities in Excess of Other Assets — (1.5)%		(1,222,760)
Net Assets — 100.0%		$80,540,638

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period from September 1, 2025 through September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$714,437	$404,799 (a)	$—	$65	$(83)	$1,119,218	1,118,659	$265 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	280,000 (a)	—	—	—	340,000	340,000	648	—
				$65	$(83)	$1,459,218		$913	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	2	12/19/25	$189	$1,273

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® MSCI Global Energy Producers ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,273	$—	$—	$—	$1,273

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period September 1, 2025 through September 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$12,075	$—	$—	$—	$12,075
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(18,766)	$—	$—	$—	$(18,766)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$188,620
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$51,928,216	$27,551,316	$6	$79,479,538
Preferred Stocks	824,642	—	—	824,642
Short-Term Securities
Money Market Funds	1,459,218	—	—	1,459,218
	$54,212,076	$27,551,316	$6	$81,763,398
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,273	$—	$—	$1,273

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities (unaudited)
September 30, 2025

iShares MSCI Global Energy Producers ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$80,304,180
Investments, at value—affiliated(c)	1,459,218
Cash	7,064
Cash pledged for futures contracts	16,000
Foreign currency, at value(d)	109,317
Receivables:
Securities lending income—affiliated	266
Dividends—unaffiliated	121,858
Dividends—affiliated	646
Tax reclaims	19,256
Total assets	82,037,805
LIABILITIES
Collateral on securities loaned, at value	1,118,042
Payables:
Deferred foreign capital gain tax	298,779
Investment advisory fees	25,800
IRS compliance fee for foreign withholding tax claims	52,579
Variation margin on futures contracts	1,967
Total liabilities	1,497,167
Commitments and contingent liabilities
NET ASSETS	$80,540,638
NET ASSETS CONSIST OF
Paid-in capital	$77,331,615
Accumulated earnings	3,209,023
NET ASSETS	$80,540,638
NET ASSET VALUE
Shares outstanding	3,200,000
Net asset value	$25.17
Shares authorized	500 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$65,312,067
(b) Securities loaned, at value	$1,049,908
(c) Investments, at cost—affiliated	$1,459,293
(d) Foreign currency, at cost	$109,247
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)

	iShares MSCI Global Energy Producers ETF
	Period From 09/01/25 to 09/30/25(a) (unaudited)	Year Ended 08/31/25
INVESTMENT INCOME
Dividends—unaffiliated	$172,357	$3,713,939
Dividends—affiliated	648	8,577
Interest—unaffiliated	118	1,206
Securities lending income—affiliated—net	265	6,495
Foreign taxes withheld	(18,368)	(160,249)
Foreign withholding tax claims	—	47,888
IRS Compliance fee for foreign withholding tax claims	(259)	(3,154)
Total investment income	154,761	3,614,702
EXPENSES
Investment advisory	25,800	332,898
Commitment fees	—	500
Professional fees	—	31,236
Interest expense	—	178
Total expenses	25,800	364,812
Net investment income	128,961	3,249,890
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(b)	—	(2,164,768)
Investments—affiliated	65	97
Foreign currency transactions	860	14,402
Futures contracts	12,075	(74,116)
In-kind redemptions—unaffiliated(c)	—	5,821,005
	13,000	3,596,620
Net change in net unrealized appreciation (depreciation) on:
Investments—unaffiliated(d)	(496,219)	(5,962,353)
Investments—affiliated	(83)	(273)
Foreign currency translations	(559)	2,804
Futures contracts	(18,766)	18,977
	(515,627)	(5,940,845)
Net realized and unrealized loss	(502,627)	(2,344,225)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(373,666)	$905,665
(a) The Fund's fiscal year-end changed from August 31 to March 31.
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(8,838)
(c) See Note 2 of the Notes to Financial Statements.
(d) Net of increase in deferred foreign capital gain tax of	$(21,107)	$(39,266)
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares MSCI Global Energy Producers ETF
	Period From 09/01/25 to 09/30/25(a) (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$128,961	$3,249,890	$3,922,535
Net realized gain	13,000	3,596,620	11,347,883
Net change in unrealized appreciation (depreciation)	(515,627)	(5,940,845)	(8,916,223)
Net increase (decrease) in net assets resulting from operations	(373,666)	905,665	6,354,195
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	(3,561,593)	(4,418,592)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	(18,402,699)	(17,803,865)
NET ASSETS
Total decrease in net assets	(373,666)	(21,058,627)	(15,868,262)
Beginning of period	80,914,304	101,972,931	117,841,193
End of period	$80,540,638	$80,914,304	$101,972,931

(a)	The Fund's fiscal year-end changed from August 31 to March 31.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF
	Period From 09/01/25 to 09/30/25(a)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$25.29	$25.82	$25.07	$23.53	$15.86	$12.04
Net investment income(b)	0.04	0.92 (c)	0.92 (c)	1.07 (c)	1.01	0.58
Net realized and unrealized gain (loss)(d)	(0.16)	(0.44)	0.84	1.65	7.51	3.76
Net increase (decrease) from investment operations	(0.12)	0.48	1.76	2.72	8.52	4.34
Distributions from net investment income(e)	—	(1.01)	(1.01)	(1.18)	(0.85)	(0.52)
Net asset value, end of period	$25.17	$25.29	$25.82	$25.07	$23.53	$15.86
Total Return(f)
Based on net asset value	(0.45)%(g)	2.19%(c)	7.23%(c)	11.94%(c)	54.58%	36.41%
Ratios to Average Net Assets (h)
Total expenses	0.39%(i)	0.43%	0.40%	0.39%	0.39%	0.39%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.42%	0.39%	0.39%	N/A	N/A
Net investment income	1.95%(i)	3.81%(c)	3.62%(c)	4.47%(c)	4.85%	4.01%
Supplemental Data
Net assets, end of period (000)	$80,541	$80,914	$101,973	$117,841	$122,360	$80,086
Portfolio turnover rate(j)	0%	6%	8%	8%	12%	8%
(a) The Fund's fiscal year-end changed from August 31 to March 31.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2025,
August 31, 2024 and August 31, 2023, respectively:
• Net investment income per share by $0.00, $0.02 and $0.01.
• Total return by 0.02%, 0.10% and 0.03%.
• Ratio of net investment income to average net assets by 0.02%, 0.08% and 0.02%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
MSCI Global Energy Producers(a)	Non-diversified

(a)	The Fund's fiscal year-end changed from August 31 to March 31 during the reporting period.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Certain Russian securities held by iShares MSCI Global Energy Producers ETF declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Global Energy Producers
Barclays Capital, Inc.	$17,319	$(17,319)	$—	$—
BNP Paribas SA	171,873	(171,873)	—	—
BofA Securities, Inc.	367	(367)	—	—
Citigroup Global Markets, Inc.	803	(803)	—	—
Goldman Sachs & Co. LLC	534,326	(534,326)	—	—
J.P. Morgan Securities LLC	40,321	(40,321)	—	—
Morgan Stanley	213,875	(213,875)	—	—
SG Americas Securities LLC	20,955	(20,955)	—	—
State Street Bank & Trust Co.	1,292	(1,292)	—	—
Toronto-Dominion Bank	37,212	(37,212)	—	—
Wells Fargo Securities LLC	11,565	(11,565)	—	—
	$1,049,908	$(1,049,908)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the period September 1, 2025 through September 30, 2025 and year ended August 31, 2025, the Fund paid BTC $85 and $1,755, respectively, for securities lending agent services.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the period September 1, 2025 through September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases
MSCI Global Energy Producers	$292,416
There were no in-kind transactions for the period September 1, 2025 through September 30, 2025.
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of August 31, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
MSCI Global Energy Producers	$(11,287,899)

(a)	Amounts available to offset future realized capital gains.
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Global Energy Producers	$67,800,202	$18,022,200	$(4,057,731)	$13,964,469
9. LINE OF CREDIT
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the period September 1, 2025 through September 30, 2025, the Fund did not borrow under the Syndicated Credit Agreement.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
10. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Period From 09/01/25 to 09/30/25(a)		Year Ended 08/31/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount	Shares	Amount
MSCI Global Energy Producers
Shares sold	—	$—	—	$—	400,000	$10,638,628
Shares redeemed	—	—	(750,000)	(18,402,699)	(1,150,000)	(28,442,493)
Net decrease	—	$—	(750,000)	$(18,402,699)	(750,000)	$(17,803,865)

(a)	The Fund's fiscal year-end changed from August 31 to March 31.
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 15, 2025, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 14, 2026andincreased from $800 million to $900 million.
Effective on October 29, 2025, the Fund changed its name from iShares MSCI Global Energy Producers ETF to iShares U.S. Power Infrastructure ETF and  the ticker from FILL to POWR. The Fund also changed the underlying index from the MSCI ACWI Select Energy Producers Investable Market Index to the S&P U.S. Power Infrastructure

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Select Index and related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of public companies involved in U.S. power infrastructure.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
Glossary of Terms Used in this Report

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:  /s/ Jessica Tan

Jessica Tan

President (principal executive officer) of

iShares, Inc.

Date: November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Jessica Tan

Jessica Tan

President (principal executive officer) of

iShares, Inc.

Date: November 20, 2025

By:  /s/ Trent Walker

Trent Walker

Treasurer and Chief Financial Officer (principal financial officer) of

iShares, Inc.

Date: November 20, 2025